UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.
Institutional Investment Manager Filing this Report:

Name:      Daniel S. Kampel Associates, Inc.
           ------------------------------------------
Address:   600 Third Avenue,
           New York, New York  10016
           ------------------------------------------

Form  13F  File  Number:  28-01764
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/  Margaret A. Dolan
        -------------------------
Title:  Vice President
        -------------------------
Phone:  212-661-1397
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Margaret A. Dolan                New York, New York               01/11/2002
---------------------                ------------------               ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name
28-01764         Margaret A. Dolan
---------------  -----------------------------------------

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           32
                                              -----------

Form  13F  Information  Table  Value  Total:  $65,892,887
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ----
AMERICAN HOME PRODUC           COMMON STOCK     026609107  1840800   30000          Sole             30000      0    0
AMERICAN INT'L GROUP           COMMON STOCK     026874107  2828307   35621          Sole             35621      0    0
AOL TIME WARNER INC.           COMMON STOCK     02364J10   1354620   42200          Sole             42200      0    0
AUTOMATIC DATA PROCESSING INC. COMMON STOCK     053015103  2032050   34500          Sole             34500      0    0
BED BATH AND BEYOND            COMMON STOCK     075896100  1203450   35500          Sole             35500      0    0
CHEVRON TEXACO CORP            COMMON STOCK     166764100  2793861   31178          Sole             31178      0    0
CISCO SYSTEM, INC.             COMMON STOCK     17275R102  1136403   62750          Sole             62750      0    0
QUEST DIAG INC                 COMMON STOCK     74834L100  2337746   32600          Sole             32600      0    0
EMC CORP                       COMMON STOCK     268648102   265440   19750          Sole             19750      0    0
ELPASO CORP                    COMMON STOCK     283905107  1516740   34000          Sole             34000      0    0
FANNIE MAE                     COMMON STOCK     313586109  3195900   40200          Sole             40200      0    0
FREDDIE MAC                    COMMON STOCK     313400301  2681400   41000          Sole             41000      0    0
GENERAL ELECTRIC CO.           COMMON STOCK     369604103  2969928   74100          Sole             74100      0    0
CORNING INC.                   COMMON STOCK     219350105   258680   29000          Sole             29000      0    0
HOME DEPOT INC                 COMMON STOCK     437076102  3208529   62900          Sole             62900      0    0
HEALTH MANAGEMENT ASSOCIATES   COMMON STOCK     421933102  1435200   78000          Sole             78000      0    0
JOHNSON & JOHNSON              COMMON STOCK     478160104  4278840   72400          Sole             72400      0    0
JP MORGAN CHASE & CO           COMMON STOCK     46625H100  1618484   44525          Sole             44525      0    0
KROGER COMPANY                 COMMON STOCK     501044101  1671687   80100          Sole             80100      0    0
LUCENT TECHNOLOGIES            COMMON STOCK     549463107   337050   53500          Sole             53500      0    0
MEDTRONIC INC                  COMMON STOCK     585055106  3482280   68000          Sole             68000      0    0
MINNESOTA MINING &             COMMON STOCK     604059105  2470589   20900          Sole             20900      0    0
MANUFACTURING
PHILIP MORRIS CO INC           COMMON STOCK     718154107  1444275   31500          Sole             31500      0    0
MICROSOFT CORP.                COMMON STOCK     594918104  2120000   32000          Sole             32000      0    0
PEPSICO INC                    COMMON STOCK     713448108  1996290   41000          Sole             41000      0    0
PFIZER INC                     COMMON STOCK     717081103  2901080   72800          Sole             72800      0    0
SCHLUMBERGER LTD.              COMMON STOCK     806857108  1527610   27800          Sole             27800      0    0
SUN MICROSYSTEMS               COMMON STOCK     866810104  1051650   85500          Sole             85500      0    0
TARGET CORP                    COMMON STOCK     87612E106  3119800   76000          Sole             76000      0    0
WALGREEN CO                    COMMON STOCK     93142210   1366596   40600          Sole             40600      0    0
WAL-MART STORES                COMMON STOCK     931142103  2417100   42000          Sole             42000      0    0
EXXON MOBIL CORP               COMMON STOCK     30231G102  3030502   77112          Sole             77112      0    0